Restatement note Narrative (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Doornkop | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of Restatement Table [Line Items]
Overstatement of Mineral Reserves and kilograms produced	23.00%
Tshepong South | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of Restatement Table [Line Items]
Overstatement of Mineral Reserves and kilograms produced	24.50%
Tshepong North | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of Restatement Table [Line Items]
Overstatement of Mineral Reserves and kilograms produced	19.50%
Parent
Disclosure of Restatement Table [Line Items]
Deferred Tax Rate	23.80%	20.30%	25.40%
Parent | Previously presented
Disclosure of Restatement Table [Line Items]
Deferred Tax Rate		20.80%	26.40%
Randfontein
Disclosure of Restatement Table [Line Items]
Deferred Tax Rate	20.30%	15.70%	9.90%
Randfontein | Previously presented
Disclosure of Restatement Table [Line Items]
Deferred Tax Rate		17.20%	12.30%
Freegold
Disclosure of Restatement Table [Line Items]
Deferred Tax Rate	19.60%	17.20%	11.70%
Freegold | Previously presented
Disclosure of Restatement Table [Line Items]
Deferred Tax Rate		17.40%	12.60%